Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangements [Abstract]
Schedule of stock options outstanding
The activities in the stock option plans for the years ended December 31 are as follows:

	2023		2022
	Number of stock options (thousands)	Weighted average exercise price	Number of stock options (thousands)	Weighted average exercise price
Balance, January 1,	3,589	$58.51	3,042	$55.85
Granted	790	$67.68	709	$68.12
Exercised	(951)	$51.60	(115)	$45.94
Forfeited	—	$—	(47)	$62.38
Balance, December 31,	3,428	$62.54	3,589	$58.51
Exercisable, December 31	1,560	$57.89	1,785	$53.33

Schedule of exercise price ranges
The stock options outstanding as at December 31, 2023, by exercise price, are as follows:

Range of exercise prices	Number of stock options (thousands)	Weighted average remaining contractual life (years)	Weighted average exercise price
$39.02 to $55.00	689	2.55	$50.34
$55.01 to $65.00	1,052	5.73	$62.31
$65.01 to $68.12	1,687	8.53	$67.66
Total stock options	3,428	6.47	$62.54

Schedule of fair value options granted using Black-Scholes options pricing model	The Black-Scholes option pricing model used the following assumptions to determine the fair value of options granted during the years ending December 31:

Weighted average assumptions	2023	2022
Risk-free interest rate	3.4%	1.8%
Expected volatility	23.3%	23.7%
Expected dividend yield	4.0%	4.0%
Expected life of the option (in years)	6.8	6.3
Exercise price	$67.68	$68.12

Explanation of effect of share-based payments on entity's financial position
Additional information for other share-based payment plans: The units outstanding under these plans and the liabilities recognized for these units in our Consolidated Statements of Financial Position are summarized in the following table:

Number of units (in thousands)	Sun Shares	DSUs	Total
Units outstanding December 31, 2023	4,945	618	5,563
Units outstanding December 31, 2022	4,675	710	5,385
Liability accrued as at December 31, 2023	$233	$43	$276
Liability accrued as at December 31, 2022	$188	$44	$232

Schedule of compensation and income tax expense
Compensation expense and the Income tax expense (benefit) for other share-based payment plans for the years ended December 31 are shown in the following table. Since expenses for the DSUs are accrued as part of incentive compensation in the year awarded, the expenses below do not include these accruals. The expenses presented in the following table include increases in the liabilities for Sun Shares and DSUs due to changes in the fair value of the common shares and the accruals of the Sun Shares liabilities over the vesting period, and exclude any adjustment in expenses due to the impact of hedging.

For the years ended December 31,	2023	2022
Compensation expense	$164	$43
Income tax expense (benefit)	$(43)	$(9)
Compensation expense and the Income tax expense (benefit) for these awards for the years ended December 31 are shown in the following table:

For the years ended December 31,	2023	2022
Compensation expense	$309	$168
Income tax expense (benefit)	$(59)	$(49)